Related Party Transactions	6 Months Ended
Jul. 31, 2012
Related Party Transactions
Related Party Transactions

12. Related Party Transactions

  Management Fees

        The Company incurred management fees and other direct expenses from affiliates of J.W. Childs under the terms of a management agreement, prior to the termination of the agreement on November 23, 2011. Beginning on March 20, 2009, and continuing until the termination of the agreement, the Company was not required to pay accrued management fees until such time as the Company began making interest payments related to the outstanding amounts under the 2009 Loan Facility (see Note 5). Interest on the outstanding balance of accrued management fees accrued at a rate of 16%, and all accrued interest was added to the outstanding balance of accrued management fees. Other noncurrent liabilities included accrued management fees, including interest, of approximately $0.8 million at February 1, 2011. On November 23, 2011, the management agreement was terminated in connection of Company's initial public offering, and $1.6 million of the net proceeds raised in the offering were used to pay the outstanding balance accrued management fees, including interest accrued thereon, and a management agreement termination fee of $360,000. The aggregate amount of management fees, interest expense accrued thereon, and the termination fee recognized in the Company's results of operations totaled $0.4 million, $0.4 million and $0.6 million for Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. During the twenty-six weeks ended August 2, 2011, the Company incurred management fees and other direct expenses of $0.2 million.

  2009 Loan Facility, PIK Notes and Convertible Notes

        As further described in Note 5, prior to the completion of the initial public offering on November 23, 2011, the Company had outstanding debt with parties that own equity interests in Mattress Holdings LLC and certain affiliates of those equity investors, consisting of the 2009 Loan Facility, PIK Notes and Convertible Notes (collectively, "Related Party Debt"). Interest accrued on Related Party Debt was paid through the addition of the accrued interest to the outstanding principal amount of debt. In connection with the completion of the initial public offering, the total outstanding obligations of Related Party Debt was paid off with net proceeds from the offering or were converted to shares of the Company's common stock. The aggregate outstanding borrowings on Related Party Debt was $158.7 million at February 1, 2011 and $188.0 million at November 23, 2011, prior to completion of the initial public offering. Interest expense on Related Party Debt included in the result of operations totaled $17.7 million, $23.2 million and $20.6 million in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. Interest expense incurred under these debt instruments totaled $12.9 million for the twenty-six weeks ended August 2, 2011.

  Equity Support Letter

        Subsequent to the exercise of an equity cure right under the 2007 Senior Credit Facility on March 20, 2009 and in connection with the amendment and restatement of the 2007 Subordinated Loan Facility, resulting in the 2009 Loan Facility, certain affiliates of J.W. Childs and the 2009 Loan Facility lenders (who are also equity investors in Mattress Holdings, LLC), entered into a letter agreement whereby J.W. Childs agreed to infuse additional capital into Mattress Holding in an amount up to $17.0 million, subject to Mattress Holdings attainment of minimum financial results thresholds, if such capital would be required to effect an equity cure under the 2007 Senior Credit Facility. On November 4, 2011, the letter agreement was amended to terminate upon the conversion or payment of the entire amount outstanding under the PIK Notes, including all accrued and unpaid interest thereon. Upon such payment on November 23, 2011, the letter agreement terminated. No events had occurred from March 20, 2009 until the termination of the letter agreement that would have required the parties to exercise the capital infusion requirement.